UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited)

March 31, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
BlueTrend Fund Limited	1/1/2012	$1,000,000	$970,748	2.25%

Total Commodity Trading Advisors - Managed Futures		1,000,000	970,748	2.25

Distressed
Monarch Debt Recovery Fund Ltd	3/1/2011	1,200,000	1,173,743	2.72
York Credit Opportunities Unit Trust	5/1/2010	1,250,000	1,368,239	3.18

Total Distressed		2,450,000	2,541,982	5.90

Equity Long/Short - High Hedge
Diamondback Offshore Fund, Ltd.	5/1/2010	1,000,000	1,048,843	2.43
Millennium International, Ltd.	5/1/2010	1,750,000	2,030,540	4.71
Prism Partners IV Leveraged Offshore Fund	5/1/2010	1,250,000	1,257,905	2.92

Total Equity Long/Short - High Hedge		4,000,000	4,337,288	10.06

Equity Long/Short - Opportunistic
Broadway Gate Offshore Fund, Ltd.	5/1/2010	1,125,000	1,323,421	3.07
Cobalt Offshore Fund Limited	1/1/2012	1,200,000	1,259,264	2.92
East Side Capital Offshore, Ltd.	5/1/2010	1,000,000	1,160,190	2.69
Lansdowne Global Financials Fund Limited	5/1/2010	1,000,000	807,833	1.88
S.A.C. Capital International, Ltd.	5/1/2010	1,000,000	1,212,110	2.81
Seligman Tech Spectrum Fund	5/1/2010	1,016,194	1,232,831	2.86
Visium Balanced Offshore Fund, Ltd.	3/1/2011	1,100,000	1,127,890	2.62

Total Equity Long/Short - Opportunistic		7,441,194	8,123,539	18.85

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Credit
King Street Europe, Ltd.	5/1/2010	$187,503	$185,191	0.43%

Total Event Driven Credit		187,503	185,191	0.43

Macro
Avantium Liquid EM Macro Fund Limited	11/1/2011	750,000	751,881	1.75
Brevan Howard Fund Limited	6/1/2010	1,457,953	1,639,354	3.80
Citadel Tactical Trading Ltd.	7/1/2010	1,054,364	1,561,371	3.62
D.E. Shaw Oculus International Fund	5/1/2010	1,550,000	1,915,429	4.44
Discovery Global Opportunity Fund, Ltd.	5/1/2010	1,000,000	1,189,339	2.76
Fortress Asia Macro Fund Ltd	8/1/2011	300,000	319,181	0.74
QFR Victoria Fund, Ltd.	10/1/2011	1,000,000	1,041,094	2.42

Total Macro		7,112,317	8,417,649	19.53

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund Ltd	7/1/2011	1,325,000	1,364,955	3.17

Total Merger/Risk Arbitrage		1,325,000	1,364,955	3.17

Mortgage Arbitrage
Cerberus RMBS Opportunities Feeder Fund, Ltd.	1/1/2012	900,000	948,256	2.20
DoubleLine Opportunistic Income Fund II Ltd	3/1/2011	1,000,000	1,239,824	2.88
SPM Core Offshore Fund, Ltd.	12/1/2010	1,600,000	2,009,160	4.66
Tilden Park Offshore Investment Fund Ltd	3/1/2012	900,000	924,750	2.14

Total Mortgage Arbitrage		4,400,000	5,121,990	11.88

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Citadel Kensington Global Strategies Fund Ltd.	11/1/2011	$1,100,000	$1,209,367	2.80%
Farallon Capital Offshore Investors, Inc.	5/1/2010	1,000,000	1,095,152	2.54
HBK Offshore Fund II L.P.	5/1/2010	1,500,000	1,731,964	4.02
KLS Diversified Fund Ltd.	7/1/2010	1,200,000	1,296,154	3.01

Total Multi-Strategy		4,800,000	5,332,637	12.37

Statistical Arbitrage
GSA Capital International Fund Limited	2/1/2011	2,000,000	2,242,441	5.20
Two Sigma Eclipse Cayman Fund, Ltd.	4/1/2011	893,356	1,014,698	2.36
Two Sigma Spectrum Cayman Fund, Ltd.	5/1/2010	1,174,916	1,340,329	3.11

Total Statistical Arbitrage		4,068,272	4,597,468	10.67

Total Investments in Investment Funds		36,784,286	40,993,447	95.11

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.24%		210,730	210,730	0.49

Total Short-Term Investments		210,730	210,730	0.49

Total Investments in Investment Funds and Short-Term Investments		$36,995,016	41,204,177	95.60

Other Assets, less Liabilities			1,894,715	4.40

Total Net Assets			$43,098,892	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2012

Strategy Allocation	Percent of Net Assets
Macro	19.53%
Equity Long/Short - Opportunistic	18.85
Multi-Strategy	12.37
Mortgage Arbitrage	11.88
Statistical Arbitrage	10.67
Equity Long/Short - High Hedge	10.06
Distressed	5.90
Merger/Risk Arbitrage	3.17
Commodity Trading Advisors - Managed Futures	2.25
Short-Term Investments	0.49
Event Driven Credit	0.43

Total Investments in Investment Funds and Short-Term Investments	95.60%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of AIP Multi-Strategy Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will delegate responsibility for valuation of such Investment Funds to the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of representatives from Morgan Stanley’s accounting, financial reporting, corporate controller and risk management groups. A member of the Adviser’s investment team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues, but representatives of the investment team are not members of the Valuation Committee and do not possess voting rights. The Adviser’s investment team will recommend to the Valuation Committee a fair value for an Investment Fund, determined based on the investment team’s knowledge of the Investment Fund, its industry expertise and such reasonably available relevant information as it considers material, including information obtained through communication with the Investment Fund’s investment manager. After consideration of the investment team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a)

inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2012 to March 31, 2012, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$970,748	$—	$970,748
Distressed	—	1,368,239	1,173,743	2,541,982
Equity Long/Short - High Hedge	—	1,257,905	3,079,383	4,337,288
Equity Long/Short - Opportunistic	—	5,652,165	2,471,374	8,123,539
Event Driven Credit	—	—	185,191	185,191
Macro	—	8,417,649	—	8,417,649
Merger/Risk Arbitrage	—	—	1,364,955	1,364,955
Mortgage Arbitrage	—	3,248,984	1,873,006	5,121,990
Multi-Strategy	—	3,050,961	2,281,676	5,332,637
Statistical Arbitrage	—	4,597,468	—	4,597,468

Total Investment Funds	$—	$28,564,119	$12,429,328	$40,993,447

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

Investment Funds	Balance as of December 31, 2011	Transfers into Level 3	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2012
Distressed	$2,383,134	$—	$(1,252,859)	$—	$—	$—	$43,468	$1,173,743
Equity Long/Short - High Hedge	2,978,032	—	—	—	—	—	101,351	3,079,383
Equity Long/Short - Opportunistic	1,149,306	—	—	1,200,000	—	—	122,068	2,471,374
Event Driven Credit	237,900	—	—	—	(60,648)	(1,853)	9,792	185,191
Merger/Risk Arbitrage	1,320,877	—	—	—	—	—	44,078	1,364,955
Mortgage Arbitrage	913,879	—	—	900,000	—	—	59,127	1,873,006
Multi-Strategy	2,199,266	—	—	—	—	—	82,410	2,281,676

Total Investment Funds	$11,182,394	$—	$(1,252,859)	$2,100,000	$(60,648)	$(1,853)	$462,294	$12,429,328

Investment Funds	Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2012
Distressed	$43,468
Equity Long/Short - High Hedge	101,351
Equity Long/Short - Opportunistic	122,068
Event Driven Credit	9,792
Merger/Risk Arbitrage	44,078
Mortgage Arbitrage	59,127
Multi-Strategy	82,410

Total Investment Funds	$462,294

*	Transfers out of Level 3 of $1,252,859 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a) Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIP Multi-Strategy Fund A

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 30, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 30, 2012

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 30, 2012